Annual Total Returns [BarChart] - Great-West Lifetime 2035 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(3.79%)
2012	16.51%
2013	23.24%
2014	6.60%
2015	(1.62%)
2016	9.04%
2017	18.36%
2018	(7.87%)
2019	22.17%
2020	13.30%